REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Revenues

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Three Months Ended June 30,
	2020	2019
Revenue Source	Revenue	Revenue	% Change

Distributors	$98,249	$618,903	(84)%
Amazon	46,078	78,527	(41)%
Online Sales	15,663	34,629	(55)%
Gold Leaf Distribution	68,436	12,068	467%
Shipping	5,218	31,991	(84)%
Sales Returns and Allowances	(6,600)	(22,500)	(71)%
Net Revenues	$227,044	$753,618	(70)%

	Six Months Ended June 30,
	2020	2019
Revenue Source	Revenue	Revenue	% Change

Distributors	$235,198	$803,012	(71)%
Amazon	60,479	122,043	(50)%
Online Sales	26,687	58,040	(54)%
Gold Leaf Distribution	123,138	16,772	634%
Shipping	10,225	49,112	(79)%
Sales Returns and Allowances	(13,400)	(30,500)	(56)%
Net Revenues	$442,327	$1,018,479	(57)%

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Year Ended December 31,
	2019	2018
Revenue Source	Revenue	Revenue	% Change

Distributors	$1,315,007	$109,921	1,096%
Amazon	133,787	19,362	591%
Online Sales	93,124	18,039	416%
Gold Leaf Distribution	70,555	-	-
Shipping	70,339	6,680	953%
Sales Returns and Allowances	(51,159)	-	-
Net Revenues	$1,631,653	$154,002	960%

Schedule of percentage of total net revenues

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Three Months Ended June 30,
Revenues	2020	2019
Distributors and Resellers	43%	82%
Amazon	20%	10%
Online Sales	7%	5%
Gold Leaf Distribution	30%	2%
Shipping	2%	4%
Sales Returns, and Allowances	(3)%	(3)%

	Six Months Ended June 30,
Revenues	2020	2019
Distributors and Resellers	53%	79%
Amazon	14%	12%
Online Sales	6%	6%
Gold Leaf Distribution	28%	2%
Shipping	2%	5%
Sales Returns, and Allowances	(3)%	(3)%

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Year Ended December 31,
Revenues	2019	2018
Distributors and Resellers	81%	71%
Amazon	8%	13%
Online Sales	6%	12%
Gold Leaf Distribution	4%	0%
Shipping	4%	4%
Sales Returns, and Allowances	(3)%	-